Document And Entity Information	Apr. 05, 2020
Document Information Line Items
Entity Registrant Name	REGENERON PHARMACEUTICALS, INC.
Trading Symbol	REGN
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000872589
Document Period End Date	Apr. 05, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NY
Entity File Number	000-19034
Entity Tax Identification Number	13-3444607
Entity Address, Address Line One	777 Old Saw Mill River Road
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591-6707
City Area Code	914
Local Phone Number	847-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock – par value $0.001 per share
Security Exchange Name	NASDAQ